Investments in Associates - Summary of Reconciliation of Investment in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Net (loss) earnings from associates	$ (2,569)	$ 623	[1]
Revenues	1,312,315	1,155,247	[1]
Associates
Disclosure Of Significant Investments In Associates [Line Items]
Balance – January 1, 2016	0	10,734
Acquired during the year	2,569
Reclassified to long-term investments		(501)
Impairment loss included in general and administrative expenses		(4,206)
Translation		487
Reclassified to assets held for sale		(7,137)
Balance – December 31, 2016	$ 0	$ 0

[1]	See notes 5 and 6 for further details on reclassifications.